Deferred Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant components of deferred tax assets and liabilities [line items]
At January 1	€ 139	€ 222
Recognized in Profit or loss	(2)	(54)
Recognized in OCI	1	(20)
Effect of change in foreign exchange rates	3	(9)
At December 31	141	139
Long-term assets [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	(76)	(90)
Recognized in Profit or loss	(15)	5
Effect of change in foreign exchange rates	(3)	9
At December 31	(94)	(76)
Inventories [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	4	6
Recognized in Profit or loss	1	(2)
At December 31	5	4
Pensions [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	130	188
Recognized in Profit or loss	(12)	(39)
Recognized in OCI	(7)	(5)
Effect of change in foreign exchange rates	5	(14)
At December 31	116	130
Derivative valuation [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	(20)	13
Recognized in Profit or loss	22	(17)
Recognized in OCI	8	(15)
Effect of change in foreign exchange rates	2	(1)
At December 31	12	(20)
Tax losses carried forward [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	78	79
Recognized in Profit or loss	(13)	3
Effect of change in foreign exchange rates	(4)	(4)
At December 31	61	78
Other [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	23	26
Recognized in Profit or loss	15	(3)
Effect of change in foreign exchange rates	3
At December 31	€ 41	€ 23